OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281

June 29, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:	Registration Statement on Form N-14 for Oppenheimer Global Strategic Income Fund/VA; Proxy Materials for Oppenheimer High Income Fund/VA, both a series of Oppenheimer Variable Account Funds

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Global Strategic Income Fund/VA (the "Registrant"), a series of Oppenheimer Variable Account Funds, an open-end investment company.  The Registration Statement will register shares of the Registrant to be issued in the reorganization (“merger”) of that open-end investment company with Oppenheimer High Income Fund/VA (“High Income/VA”), also a series of Oppenheimer Variable Account Funds.  The Registrant and High Income/VA have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on July 30, 2012. The mailing of the Combined Prospectus and Proxy Statement to High Income/VA shareholders is expected to commence as soon as possible thereafter.

In accordance with the general instructions to Form N-14, the Proxy Statement which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended.  No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi
Vice President & Assistant Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Edward Gizzi
--------------------------------
Edward Gizzi
Vice President and Assistant Counsel
Tel.: 212.323.4091
Fax: 212.323.4070
egizzi@oppenheimerfunds.com

cc:	K&L Gates LLP
KPMG LLP
Gloria LaFond
Taylor V. Edwards